Financial Risk Management - Contractual Maturities of Financial Liabilities, Including Estimated Interest Payments (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of maturity analysis for financial liabilities [Line Items]
Borrowings	₩ 10,329,671		₩ 6,226,520
Bonds	3,151,218
Trade accounts and notes payable	2,618,261		3,087,461
Other accounts payable	4,397,121		3,566,629
Other accounts payable (enterprise procurement cards)	2,328,016
Long-term other accounts payable	1,069		3,103
Security deposits	11,000
Lease liabilities	88,512	₩ 115,119	₩ 115,119
Derivatives	20,592
Financial liabilities	20,617,444
Bonds	3,306,729
Trade and other payables	2,353,355
Lease liabilities	97,562
Derivatives	(13,101)
Contractual cash flows for financial liabilities	21,958,548
6 months or less [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bonds	297,649
Lease liabilities	26,702
Contractual cash flows for financial liabilities	7,476,595
Payable For Utility Expenses	1,287,023
6-12 months [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bonds	184,878
Lease liabilities	14,543
Contractual cash flows for financial liabilities	1,995,512
Payable For Utility Expenses	1,066,332
1-2 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bonds	908,281
Lease liabilities	22,931
Derivatives	(4,870)
Contractual cash flows for financial liabilities	3,102,545
2-5 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bonds	1,780,014
Lease liabilities	23,096
Derivatives	(8,231)
Contractual cash flows for financial liabilities	8,266,755
More than 5 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bonds	135,907
Lease liabilities	10,290
Contractual cash flows for financial liabilities	1,117,141
Unsecured bank borrowings [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bank borrowings	11,514,568
Unsecured bank borrowings [member] | 6 months or less [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bank borrowings	1,174,941
Unsecured bank borrowings [member] | 6-12 months [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bank borrowings	723,363
Unsecured bank borrowings [member] | 1-2 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bank borrowings	2,173,444
Unsecured bank borrowings [member] | 2-5 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bank borrowings	6,471,876
Unsecured bank borrowings [member] | More than 5 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Bank borrowings	970,944
Trade accounts and notes payable [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Trade and other payables	2,618,261
Trade accounts and notes payable [member] | 6 months or less [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Trade and other payables	2,618,261
Other accounts payable [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Other accounts payable	2,069,105
Trade and other payables	2,069,105
Other accounts payable [member] | 6 months or less [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Trade and other payables	2,068,039
Other accounts payable [member] | 6-12 months [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Trade and other payables	1,066
Long-term other accounts payable [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Trade and other payables	1,069
Long-term other accounts payable [member] | 1-2 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Trade and other payables	1,069
Security Deposits [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Trade and other payables	11,000
Security Deposits [member] | 6 months or less [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Trade and other payables	3,980
Security Deposits [member] | 6-12 months [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Trade and other payables	5,330
Security Deposits [member] | 1-2 years [member]
Disclosure of maturity analysis for financial liabilities [Line Items]
Trade and other payables	₩ 1,690